CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Profit (loss) for the year	$ (11,841)	$ (10,548)	$ 13,674
Currency translation differences	(11,980)	5,936	(10,349)
Items that may be subsequently reclassified to profit or loss	(11,980)	5,936	(10,349)
Fair value remeasurement investments	79	1,167	(705)
Items that shall not be subsequently reclassified to profit or loss	79	1,167	(705)
Other comprehensive income (loss), net of tax	(11,901)	7,103	(11,054)
Total comprehensive income (loss) for the year	$ (23,742)	$ (3,445)	$ 2,620